PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Accumulated benefit obligations in excess of fair value of plan assets (Details) - Pension plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accumulated benefit obligations in excess of the fair value of plan assets
Accumulated Benefit Obligations	$ 4,882	$ 5,165
Fair value of plan assets	$ 4,072	$ 4,379